PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2024	2025

Leasehold improvements	$1,195	$565
Furniture, fixtures and office equipment	3,350	3,438
IT equipment	2,454	2,535
Vehicles	1,705	1,630
Construction-in-process	214	235
Property and equipment, gross	8,918	8,403
Less: Accumulated depreciation	(6,733)	(7,090)
Property and equipment, net	$2,185	$1,313

Depreciation expenses incurred for the years ended December 31, 2023, 2024 and 2025 were $1,280, $1,419 and $944, respectively.